Equity (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity
Number of shares issued through initial public offering	41,795,343	41,739,983	41,739,983
Percentage (%)	100.00%	100.00%	100.00%
Class A common shares | Bobsin Corp
Equity
Number of shares issued through initial public offering	897,635	897,635	897,635
Percentage (%)	2.15%	215.00%	2.15%
Class A common shares | Oria Tech Zenvia Co-investment – Fundo de Investimento em Participações Multiestratégia
Equity
Number of shares issued through initial public offering	0	27,108	27,108
Percentage (%)	0.00%	0.06%	0.06%
Class A common shares | Twilio Inc.
Equity
Number of shares issued through initial public offering	3,846,153	3,846,153	3,846,153
Percentage (%)	9.20%	9.21%	9.21%
Class A common shares | D1 former shareholders
Equity
Number of shares issued through initial public offering	1,942,750	1,942,750	1,942,750
Percentage (%)	4.65%	4.65%	4.65%
Class A common shares | Sirena former shareholders
Equity
Number of shares issued through initial public offering	0	89,131	89,131
Percentage (%)	0.00%	0.21%	0.21%
Class A common shares | SenseData former shareholders
Equity
Number of shares issued through initial public offering	94,200	94,200	94,200
Percentage (%)	0.23%	0.23%	0.23%
Class A common shares | Movidesk former shareholders
Equity
Number of shares issued through initial public offering	315,820	315,820	315,820
Percentage (%)	0.76%	0.76%	0.76%
Class A common shares | Spectra I - Fundo de Investimento em Participações
Equity
Number of shares issued through initial public offering	39,940	39,940	39,940
Percentage (%)	0.10%	0.10%	0.10%
Class A common shares | Spectra II - Fundo de Investimento em Participações
Equity
Number of shares issued through initial public offering	159,770	159,770	159,770
Percentage (%)	0.38%	0.38%	0.38%
Class A common shares | Others
Equity
Number of shares issued through initial public offering	10,834,150	10,662,551	10,662,551
Percentage (%)	25.90%	25.55%	25.55%
Class B common shares | Bobsin Corp
Equity
Number of shares issued through initial public offering	9,578,220	9,578,220	9,578,220
Percentage (%)	22.92%	22.95%	22.95%
Class B common shares | Oria Zenvia Co-investment Holdings, LP
Equity
Number of shares issued through initial public offering	7,119,930	3,178,880	3,178,880
Percentage (%)	17.04%	7.62%	7.62%
Class B common shares | Oria Zenvia Co-investment Holdings II, LP
Equity
Number of shares issued through initial public offering	0	3,941,050	3,941,050
Percentage (%)	0.00%	9.44%	9.44%
Class B common shares | Oria Tech Zenvia Co-investment – Fundo de Investimento em Participações Multiestratégia
Equity
Number of shares issued through initial public offering	4,329,105	4,329,105	4,329,105
Percentage (%)	10.36%	10.37%	10.37%
Class B common shares | Oria Tech 1 Inovação Fundo de Investimento em Participações
Equity
Number of shares issued through initial public offering	2,637,670	2,637,670	2,637,670
Percentage (%)	6.31%	6.32%	6.32%